Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment, Net [Line Items]
Depreciation expenses	$ 14,852	$ 10,583	$ 5,252
Restructuring [Member]
Property, Plant and Equipment, Net [Line Items]
Depreciation expenses	$ 2,395